Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provisions and other current liabilities [abstract]
Taxes other than income taxes	$ 749	$ 471
Restructuring provisions	459	438
Accrued expenses for goods and services received but not invoiced	1,167	1,046
Accruals for royalties	732	653
Accrued interests on financial debt	133	98
Provisions for deductions from revenue	6,256	5,595	$ 5,262	$ 4,672
Accurals for compensation and benefits including social security	2,286	2,464
Environmental remediation liabilities	167	122	58
Deferred income	56	114
Provisions for product liabilities, governmental investigations and other legal matters	306	1,169	126
Accrued share-based payments	269	326	$ 273
Contingent considerations	62	78
Commitment for repurchase own shares	1,769
Other payables	716	764
Total provisions and other current liabilities	$ 15,127	$ 13,338